PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of Prepaid Expenses and Other Current Assets

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Prepaid advertising expenses and service fee	234,490	134,821
Receivables related to the exercise of share-based awards*	289,822	166,202
Receivables from third-party on-line payment platforms	63,866	77,608
Deposits	63,814	64,646
Staff loans and advances	52,695	53,798
Others	19,896	23,514
Total	724,583	520,589
*	It mainly represented receivables from a third-party share option brokerage platform for the exercise of share-based awards due to the timing of settlement.

	As of December 31,	As of September 30,
	2021	2022
	RMB	RMB
Prepaid advertising expenses and service fee	234,490	233,392
Receivables from third-party on-line payment platforms	63,866	97,493
Deposits	63,814	71,678
Staff loans and advances	52,695	49,693
Receivables related to the exercise of share-based awards*	289,822	39,092
Others	19,896	57,826
Total	724,583	549,174
*	It mainly represented receivables from a third-party share option brokerage platform for the exercise of share-based awards due to the timing of settlement.